UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.96%

Aerospace & Defense 1.29%

Textron, Inc.	613,873	$29,214

Airlines 1.50%

Alaska Air Group, Inc.	369,236	34,051

Banks 8.50%

CIT Group, Inc.	828,484	35,567
Citizens Financial Group, Inc.	1,119,500	38,679
East West Bancorp, Inc.	697,600	36,003
KeyCorp	2,534,100	45,056
M&T Bank Corp.	168,200	26,026
Webster Financial Corp.	223,848	11,201
Total		192,532

Beverages 3.25%

Coca-Cola European Partners plc (United Kingdom)(a)	881,612	33,228
Molson Coors Brewing Co. Class B	421,621	40,353
Total		73,581

Capital Markets 2.38%

E*TRADE Financial Corp.*	996,700	34,775
OM Asset Management plc (United Kingdom)(a)	1,260,116	19,053
Total		53,828

Chemicals 2.28%

Eastman Chemical Co.	354,139	28,614
FMC Corp.	329,898	22,958
Total		51,572

Communications Equipment 1.08%

Juniper Networks, Inc.	882,100	24,549

Construction & Engineering 1.17%

Fluor Corp.	504,257	26,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2017

Investments	Shares	Fair Value (000)
Containers & Packaging 1.85%

Graphic Packaging Holding Co.	2,167,600	$27,897
Packaging Corp. of America	153,147	14,031
Total		41,928

Electric: Utilities 7.11%
Edison International	553,500	44,064
Great Plains Energy, Inc.	1,131,395	33,060
Portland General Electric Co.	1,005,900	44,682
PPL Corp.	1,054,400	39,424
Total		161,230

Electrical Equipment 3.34%

AMETEK, Inc.	668,656	36,161
Hubbell, Inc.	329,420	39,547
Total		75,708

Energy Equipment & Services 2.48%

Nabors Industries Ltd.	1,432,437	18,722
Patterson-UTI Energy, Inc.	571,104	13,861
Weatherford International plc (Switzerland)*(a)	3,555,959	23,647
Total		56,230

Equity Real Estate Investment Trusts 9.52%

Alexandria Real Estate Equities, Inc.	228,711	25,277
Brixmor Property Group, Inc.	1,326,511	28,467
Duke Realty Corp.	1,090,399	28,645
Healthcare Trust of America, Inc. Class A	764,434	24,049
Highwoods Properties, Inc.	648,500	31,861
Invitation Homes, Inc.*	635,200	13,866
UDR, Inc.	968,968	35,135
Vornado Realty Trust	284,851	28,573
Total		215,873

Food Products 1.71%

Bunge Ltd.	176,540	13,993
Pinnacle Foods, Inc.	428,038	24,770
Total		38,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.45%

Alere, Inc.*	716,483	$28,466
DENTSPLY SIRONA, Inc.	434,691	27,142
Total		55,608

Health Care Providers & Services 2.82%

Cardinal Health, Inc.	225,619	18,399
Envision Healthcare Corp.*	318,200	19,512
HealthSouth Corp.	608,272	26,040
Total		63,951

Hotels, Restaurants & Leisure 3.01%

MGM Resorts International	1,206,722	33,064
Royal Caribbean Cruises Ltd.	358,800	35,202
Total		68,266

Household Durables 4.33%

Lennar Corp. Class A	335,300	17,164
Newell Brands, Inc.	969,009	45,708
Whirlpool Corp.	205,500	35,208
Total		98,080

Information Technology Services 2.65%

Conduent, Inc.*	1,897,549	31,841
CSRA, Inc.	960,431	28,131
Total		59,972

Insurance 9.75%

Allstate Corp. (The)	238,970	19,474
Arch Capital Group Ltd.*	275,900	26,147
Argo Group International Holdings Ltd.	254,811	17,276
Axis Capital Holdings Ltd.	311,900	20,907
Hanover Insurance Group, Inc. (The)	354,247	31,903
Hartford Financial Services Group, Inc. (The)	602,034	28,940
Lincoln National Corp.	321,600	21,049
XL Group Ltd.	1,384,100	55,170
Total		220,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2017

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.88%

Agilent Technologies, Inc.	431,500	$22,814
PerkinElmer, Inc.	341,600	19,833
Total		42,647

Machinery 5.43%

Ingersoll-Rand plc (Ireland)(a)	303,900	24,713
ITT, Inc.	751,004	30,806
Kennametal, Inc.	747,195	29,313
Parker-Hannifin Corp.	237,904	38,141
Total		122,973

Metals & Mining 2.06%

Freeport-McMoRan, Inc.*	1,635,160	21,846
Steel Dynamics, Inc.	717,300	24,933
Total		46,779

Oil, Gas & Consumable Fuels 8.22%

Cimarex Energy Co.	318,031	38,002
Hess Corp.	601,100	28,979
Marathon Oil Corp.	2,475,500	39,113
Noble Energy, Inc.	989,004	33,962
Range Resources Corp.	559,841	16,291
Williams Cos., Inc. (The)	1,015,300	30,043
Total		186,390

Pharmaceuticals 0.65%

Mallinckrodt plc*	329,865	14,702

Road & Rail 1.53%

Kansas City Southern	404,159	34,661

Semiconductors & Semiconductor Equipment 5.38%

Maxim Integrated Products, Inc.	648,682	29,165
Micron Technology, Inc.*	714,700	20,655
ON Semiconductor Corp.*	1,689,000	26,162
Qorvo, Inc.*	335,847	23,026
Skyworks Solutions, Inc.	235,071	23,032
Total		122,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2017

Investments	Shares	Fair Value (000)
Specialty Retail 0.61%

L Brands, Inc.	293,940	$13,845

Thrifts & Mortgage Finance 0.73%

Astoria Financial Corp.	804,500	16,500
Total Common Stocks (cost $2,000,835,387)		2,242,873

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.14%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $22,070,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $26,350,013; proceeds: $25,831,419 (cost $25,831,226)	$25,831	25,831
Total Investments in Securities 100.10% (cost $2,026,666,613)		2,268,704
Liabilities in Excess of Other Assets (0.10)%		(2,194)
Net Assets 100.00%		$2,266,510

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,242,873	$—	$—	$2,242,873
Repurchase Agreement	—	25,831	—	25,831
Total	$2,242,873	$25,831	$—	$2,268,704

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of March 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,034,096,808
Gross unrealized gain	281,778,610
Gross unrealized loss	(47,171,589)
Net unrealized security gain	$234,607,021

The difference between book-basis and tax basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017